Fair Value Measurements And Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Measurements And Derivative Instruments [Abstract]
Schedule Of Interest Rate Swaps And Caps

Associated debt	Type	Terms	Effective Date	Maturity Date	Notional amount at December 31, 2016	Notional amount at December 31, 2015
Huntington	Swap	Swaps 30-day LIBOR + 2.25% for fixed rate of	11/2015	11/2020	$7,361 (1)	$9,981 (1)
4.13%; cancellable at Company's option anytime
after 11/01/2018 without penalty

Latitude	Cap	Caps 30-day LIBOR at 1.0%	03/2016	06/2017	$11,124 (1)	$-

Latitude	Cap	Caps 30-day LIBOR at 2.5%	10/2015	05/2016	$-	$11,220 (1)

(1)	Notional amounts amortize consistently with the principal amortization of the associated loans

Schedule Of Fair Value Liabilities Measured On Recurring Basis
	Fair value at
	December 31, 2016	Level 1	Level 2	Level 3
Interest rate derivative	$8	$-	$8	$-
Convertible debt	1,315	-	-	1,315
	$1,323	$-	$8	$1,315

	Fair value at
	December 31, 2015	Level 1	Level 2	Level 3
Series C preferred embedded derivative	$6,271	$-	$-	$6,271
Warrant derivative	2,411	-	-	2,411
Interest rate derivatives	77	-	77	-
	$8,759	$-	$77	$8,682

Reconciliation Of Fair Value Liabilities Measured On Recurring Basis

	Year ended December 31,
	2016				2015
	Series C Preferred embedded derivative	RES warrant derivative	Convertible debt	Total	Series C Preferred embedded derivative	RES warrant derivative	Total
Fair value, beginning of period	$6,271	$2,411	$-	$8,682	$13,804	$6,533	$20,337
Net (gains) losses recognized in earnings	(4,848)	(1,800)	303	(6,345)	(7,533)	(4,122)	(11,655)
Purchase and issuances	-	-	1,012	1,012	-	-	-
Sales and settlements	(1,423)	-	-	(1,423)	-	-	-
Gross transfers into Level 3	-	-	-	-	-	-	-
Gross transfers out of Level 3 (1)	-	(611)	-	(611)	-	-	-
Fair value, end of period	$-	$-	$1,315	$1,315	$6,271	$2,411	$8,682

Total unrealized (gains) losses during the period included in earnings related to instruments held at end of period	$-	$-	$303	$303	$(7,533)	$(4,122)	$(11,655)

(1)	RES warrants were permanently reclassified to additional paid-in capital as discussed above

Schedule Of Carrying Value And Estimated Fair Value Of Long-Term Debt

	Carrying value at December 31,		Estimated fair value at December 31,
	2016	2015	2016	2015

Held for use	$56,775	$44,667	$57,456	$45,771
Held for sale	5,945	41,344	6,433	43,508
Total	$62,720	$86,011	$63,889	$89,279

Schedule Of Impairment And Recovery Of Previously Recorded Impairment

	Year ended December 31,
	2016		2015		2014
	Number of hotels	Impairment (loss) recovery	Number of hotels	Impairment (loss) recovery	Number of hotels	Impairment (loss) recovery
Continuing Operations:
Held for sale hotels:
Impairment loss	4	$(1,273)	-	$-	-	$-
Sold hotels:
Impairment loss	1	(204)	6	(3,914)	2	(1,388)
Recovery of impairment	-	-	1	85	1	119
Net impairment loss reported in continuing operations	5	$(1,477)	7	$(3,829)	3	$(1,269)

Discontinued Operations:
Sold hotels:
Impairment loss	-	$-	1	$(117)	8	$(2,450)
Recovery of impairment	-	-	3	238	5	798
Net impairment loss reported in discontinued operations	-	$-	4	$121	13	$(1,652)

Total net impairment:	5	$(1,477)	11	$(3,708)	16	$(2,921)